Significant Accounting Policies (Reconciliation of Total Cash, Restricted Cash and Equivalents) (Detail) - USD ($) $ in Millions		Jun. 30, 2023	Dec. 31, 2022		Jun. 30, 2022	Dec. 31, 2021
Cash Cash Equivalents And Restricted Cash [Line Items]
Cash and cash equivalents	[1]	$ 137	$ 153		$ 273	$ 283
Cash and cash equivalents		108	120	[2]
Restricted cash and equivalents	[3]	178	188		134	125
Cash, restricted cash and equivalents shown in the Consolidated Statements of Cash Flows		315	341		407	408
Virginia Electric and Power Company
Cash Cash Equivalents And Restricted Cash [Line Items]
Cash and cash equivalents		19	22	[4]	56	26
Restricted cash and equivalents	[5]	0	2		2	0
Cash, restricted cash and equivalents shown in the Consolidated Statements of Cash Flows		$ 19	$ 24		$ 58	$ 26

[1]	At June 30, 2023, June 30, 2022, December 31, 2022 and December 31, 2021, Dominion Energy had $29 million, $24 million, $34 million and $34 million, respectively, of cash and cash equivalents included in current assets held for sale.
[2]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2022 has been derived from the audited Consolidated Balance Sheet at that date and recast for certain events as discussed in Note 1.
[3]	At June 30, 2023, June 30, 2022, December 31, 2022 and December 31, 2021, Dominion Energy had $3 million, $1 million, $2 million and less than $1 million, respectively, of restricted cash and equivalents included in current assets held for sale.
[4]	Virginia Power’s Consolidated Balance Sheet at December 31, 2022 has been derived from the audited Consolidated Balance Sheet at that date.
[5]	Restricted cash and equivalents balances are presented within other current assets in Virginia Power's Consolidated Balance Sheets.